Supplement to the current prospectus

MFS(R) Diversified Target Return Fund-W

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

--------------------- ----------------- ---------- ----------------------------
Portfolio Manager     Primary Role      Since      Title and Five Year History
--------------------- ----------------- ---------- ----------------------------
--------------------- ----------------- ---------- ----------------------------
Joseph C. Flaherty,   MFS Lead          Inception  Investment Officer of MFS;
Jr.                   Portfolio                    employed in the investment
                      Manager,                     area of MFS since 1993.
                      General
                      Oversight of a
                      Team of
                      Investment
                      Professionals
                      Responsible for
                      Security
                      Selection
--------------------- ----------------- ---------- ----------------------------
--------------------- ----------------- ---------- ----------------------------
Natalie I. Shapiro    MFS Portfolio     Inception  Investment Officer of MFS;
                      Manager,                     employed in the investment
                      General                      area of MFS since 1997.
                      Oversight of a
                      Team of
                      Investment
                      Professionals
                      Responsible for
                      Security
                      Selection
--------------------- ----------------- ---------- ----------------------------
--------------------- ----------------- ---------- ----------------------------
Tom Clarke            UBS Portfolio     Inception  Managing Director, Head of
                      Manager,                     Currency Analysis &
                      General                      Strategy of UBS Global
                      Oversight of a               Asset Management, employed
                      Team of                      in the investment area of
                      Investment                   UBS Global Asset
                      Professionals                Management since 2000.
                      Responsible for
                      Managing
                      Currency
                      Exposure
--------------------- ----------------- ---------- ----------------------------
--------------------- ----------------- ---------- ----------------------------
Neil Williams         UBS Lead          Inception  Managing Director, Head of
                      Portfolio                    Asset Allocation of UBS
                      Manager,                     Global Asset Management;
                      General                      employed in the investment
                      Oversight of a               area of UBS Global Asset
                      Team of                      Management since 2003;
                      Investment                   Chief Global Strategist at
                      Professionals                Goldman Sachs prior to
                      Responsible for              2003.
                      Managing Market
                      Exposure
--------------------- ----------------- ---------- ----------------------------


               The date of this supplement is December 20, 2007.